INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
INCOME TAXES [Abstract]
Income before income taxes	$ 2,921,682	$ 1,280,323	$ 1,181,671
Other-net	5,074	1,919	(2,023)
Adjusted pre-tax income	$ 2,926,756	$ 1,282,242	$ 1,179,648
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	$ 995,097	$ 435,962	$ 401,080
Federal tax assessment	$ 41,175
State and City income taxes, net of federal income tax benefit		$ 107,900	$ 151,556
State and City deferred income taxes	$ (365,000)
Other-net	41,728	$ (2,862)	$ (34,636)
Income tax provision	$ 713,000	$ 541,000	$ 518,000